March 6, 2020

Securities Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Tax Managed Buy Write Opportunities Fund (the “Fund”)
Registration Statement on Form N-2 (File Numbers 333 ; 811-21735)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940 (“1940 Act”), as amended, on behalf of the Fund is a registration statement on Form N-2 relating to the Fund’s shelf registration of common shares of beneficial interest, par value $0.01 per share (the “Shelf Registration Statement”).

The Fund is a closed-end management investment company that has previously made offerings of common shares of beneficial interest.  The Shelf Registration Statement is being filed for the purpose of registering additional common shares of beneficial interest of the Fund pursuant to the shelf registration provisions of Rule 415 under the Securities Act. The registration fee for purposes of the initial filing of $1.86 has been wired through the FEDWIRE system to the Securities and Exchange Commission (“SEC”). The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The disclosure in the Shelf Registration Statement regarding the Fund and its operations is substantially similar to that contained in a registration statement on Form N-2 relating to the Fund’s shelf registration of common shares of beneficial interest that was reviewed by the SEC Staff and declared effective on July 29, 2019 (“Prior Shelf Registration Statement”) (Accession No. 0000940394-19-001040). As noted, the Shelf Registration Statement is substantially similar to the Prior Shelf Registration Statement, with nonmaterial changes and updates to data as of a more recent date. The Shelf Registration Statement has been marked to show changes from the Prior Shelf Registration Statement (Accession No. 0000940394-19-001040).

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

Based on the foregoing, the Trust requests that the Staff, in reviewing the prospectus and SAI included in the Shelf Registration Statement, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) and seeks comments, if any, on the Shelf Registration Statement as soon as possible.  The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Shelf Registration Statement.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President